Changes in capital accounts, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	May. 05, 2015	Dec. 31, 2014
Compensation Related Costs, Share-based Payments [Abstract]
Equity incentive plan, number of shares reserved			5,000,000
Equity incentive plan, expiration date	May 05, 2025
Compensation cost on restricted stock awards	$ 422	$ 116
Unrecognized cost for restricted stock awards	$ 2,302			$ 1,049
Period for recognition for unrecognized compensation cost	1 year 6 months 26 days